Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - ZAR (R) R in Thousands		12 Months Ended
		Feb. 28, 2026	Feb. 28, 2025
Owned assets [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost		R 6,123,467	R 5,129,635
Accumulated depreciation		(3,258,430)	(2,834,628)
Carrying value		2,865,037	2,295,007
Right-of-use assets [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost		488,706	379,392
Accumulated depreciation		(203,053)	(166,184)
Carrying value		285,653	213,208
Total		3,150,690	2,508,215
Land and Property [Member] | Owned assets [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost	[1]	504,776	484,798
Accumulated depreciation	[1]	(51,760)	(39,752)
Carrying value	[1]	453,016	445,046
Land and Property [Member] | Right-of-use assets [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost	[1]	184,101	200,114
Accumulated depreciation	[1]	(100,815)	(108,540)
Carrying value	[1]	83,286	91,574
Total	[1]	536,302	536,620
Plant, equipment and vehicles [Member] | Owned assets [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost		165,810	165,439
Accumulated depreciation		(118,783)	(114,704)
Carrying value		47,027	50,735
Plant, equipment and vehicles [Member] | Right-of-use assets [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost		285,329	159,944
Accumulated depreciation		(82,971)	(38,367)
Carrying value		202,358	121,577
Total		249,385	172,312
IT equipment [Member] | Owned assets [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost		222,820	190,549
Accumulated depreciation		(165,388)	(145,027)
Carrying value		57,432	45,522
IT equipment [Member] | Right-of-use assets [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost		19,276	19,334
Accumulated depreciation		(19,267)	(19,277)
Carrying value		9	57
Total		57,441	45,579
Capitalized telematics devices – Work-in- Progress [Member] | Owned assets [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost		147,207	152,253
Accumulated depreciation
Carrying value		147,207	152,253
Capitalized telematics devices – Work-in- Progress [Member] | Right-of-use assets [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost
Accumulated depreciation
Carrying value
Total		147,207	152,253
Capitalized telematics devices – Uninstalled [Member] | Owned assets [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost		214,518	259,360
Accumulated depreciation
Carrying value		214,518	259,360
Capitalized telematics devices – Uninstalled [Member] | Right-of-use assets [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost
Accumulated depreciation
Carrying value
Total		214,518	259,360
Capitalized telematics devices - Installed [Member] | Owned assets [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost		4,868,336	3,877,236
Accumulated depreciation		(2,922,499)	(2,535,145)
Carrying value		1,945,837	1,342,091
Capitalized telematics devices - Installed [Member] | Right-of-use assets [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost
Accumulated depreciation
Carrying value
Total		1,945,837	1,342,091
Construction in progress [Member] | Owned assets [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost	[1]
Accumulated depreciation	[1]
Carrying value	[1]
Construction in progress [Member] | Right-of-use assets [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost	[1]
Accumulated depreciation	[1]
Carrying value	[1]
Total	[1]

[1]	Certain freehold land and building of the Group with a carrying amount of ZAR 441.6 million (February 28, 2025: ZAR 429.2 million) were mortgaged to a bank as security for mortgaged loan (Note 15). The freehold land and building are for the new South African central office located at Rosebank, Johannesburg.